Debt - MSR Financings and MSR Advance Financings (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 28, 2020	Apr. 15, 2020	May 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Long-term Debt
Maximum Borrowing Capacity						$ 600,000
Agreement term	18 months	6 months
One Month LIBOR
Long-term Debt
Interest margin over base rate (as a percent)				0.10%
MSR Financings
Long-term Debt
Amount outstanding					$ 15,000
Average balance outstanding for the year					$ 2,943
Weighted average rate for period (as a percent)					3.91%
MSR Advance Financing
Long-term Debt
PTAP funds outstanding				$ 0	$ 0
MSR Advance Financing | Maximum
Long-term Debt
Agreement term					7 months
Working capital line of credit agreement | FHLMC and GNMA Financing | IMC
Long-term Debt
Maximum Borrowing Capacity			$ 60,000
Maximum borrowing capacity as a percentage of fair market value of pledged mortgage servicing rights			60.00%
Working capital line of credit agreement | FHLMC and GNMA Financing | One Month LIBOR | IMC
Long-term Debt
Interest margin over base rate (as a percent)			3.00%